Reinsurance - Schedule of Reinsurance Expenses and Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance Contracts [Abstract]
Recovered claims and benefits	$ 1,839	$ 3,704
Commissions	74	85
Reserve adjustments	25	224
Operating expenses and other	(83)	(360)
Reinsurance (expenses) recoveries	$ 2,021	$ 4,373